Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Asset Allocation Funds
Entity Central Index Key	0000914209
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Dynamic Asset Allocation Growth Fund
Class Name	Class A
Trading Symbol	PAEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$105	0.98%
[1]
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Putnam Dynamic Asset Allocation Growth Fund returned 15.13%. The Fund compares its performance to the Russell 3000 Index and the Putnam Growth Blended Benchmark†, which returned 17.41% and 14.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the U.S. Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	15.13	12.41	10.47
Class A (with sales charge)	8.51	11.09	9.82
Russell 3000 Index	17.41	15.74	14.71
Putnam Growth Blended Benchmark†	14.53	11.80	11.19
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,972,778,877
Holdings Count | $ / shares	2,203
Advisory Fees Paid, Amount	$ 15,632,064
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,972,778,877
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,203
Total Management Fee Paid	$15,632,064
Portfolio Turnover Rate	100%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition† (% of Total Net Assets)	[3],[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Dynamic Asset Allocation Growth Fund
Class Name	Class C
Trading Symbol	PAECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$185	1.73%
[5]
Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Putnam Dynamic Asset Allocation Growth Fund returned 14.26%. The Fund compares its performance to the Russell 3000 Index and the Putnam Growth Blended Benchmark†, which returned 17.41% and 14.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the U.S. Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	14.26	11.57	9.80
Class C (with sales charge)	13.26	11.57	9.80
Russell 3000 Index	17.41	15.74	14.71
Putnam Growth Blended Benchmark†	14.53	11.80	11.19
[6]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,972,778,877
Holdings Count | $ / shares	2,203
Advisory Fees Paid, Amount	$ 15,632,064
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,972,778,877
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,203
Total Management Fee Paid	$15,632,064
Portfolio Turnover Rate	100%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition† (% of Total Net Assets)	[7],[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class P
Shareholder Report [Line Items]
Fund Name	Putnam Dynamic Asset Allocation Growth Fund
Class Name	Class P
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$68	0.63%
[9]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class P shares of Putnam Dynamic Asset Allocation Growth Fund returned 15.47%. The Fund compares its performance to the Russell 3000 Index and the Putnam Growth Blended Benchmark†, which returned 17.41% and 14.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the U.S. Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class P	15.47	12.80	10.86
Russell 3000 Index	17.41	15.74	14.71
Putnam Growth Blended Benchmark†	14.53	11.80	11.19
[10]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,972,778,877
Holdings Count | $ / shares	2,203
Advisory Fees Paid, Amount	$ 15,632,064
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,972,778,877
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,203
Total Management Fee Paid	$15,632,064
Portfolio Turnover Rate	100%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition† (% of Total Net Assets)	[11],[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Dynamic Asset Allocation Growth Fund
Class Name	Class R
Trading Symbol	PASRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$132	1.23%
[13]
Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R shares of Putnam Dynamic Asset Allocation Growth Fund returned 14.82%. The Fund compares its performance to the Russell 3000 Index and the Putnam Growth Blended Benchmark†, which returned 17.41% and 14.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the U.S. Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	14.82	12.14	10.19
Russell 3000 Index	17.41	15.74	14.71
Putnam Growth Blended Benchmark†	14.53	11.80	11.19
[14]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,972,778,877
Holdings Count | $ / shares	2,203
Advisory Fees Paid, Amount	$ 15,632,064
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,972,778,877
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,203
Total Management Fee Paid	$15,632,064
Portfolio Turnover Rate	100%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition† (% of Total Net Assets)	[15],[16]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Dynamic Asset Allocation Growth Fund
Class Name	Class R5
Trading Symbol	PADEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$83	0.77%
[17]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R5 shares of Putnam Dynamic Asset Allocation Growth Fund returned 15.35%. The Fund compares its performance to the Russell 3000 Index and the Putnam Growth Blended Benchmark†, which returned 17.41% and 14.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the U.S. Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R5	15.35	12.66	10.74
Russell 3000 Index	17.41	15.74	14.71
Putnam Growth Blended Benchmark†	14.53	11.80	11.19
[18]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,972,778,877
Holdings Count | $ / shares	2,203
Advisory Fees Paid, Amount	$ 15,632,064
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,972,778,877
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,203
Total Management Fee Paid	$15,632,064
Portfolio Turnover Rate	100%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition† (% of Total Net Assets)	[19],[20]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Dynamic Asset Allocation Growth Fund
Class Name	Class R6
Trading Symbol	PAEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$72	0.67%
[21]
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Putnam Dynamic Asset Allocation Growth Fund returned 15.45%. The Fund compares its performance to the Russell 3000 Index and the Putnam Growth Blended Benchmark†, which returned 17.41% and 14.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the U.S. Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	15.45	12.79	10.86
Russell 3000 Index	17.41	15.74	14.71
Putnam Growth Blended Benchmark†	14.53	11.80	11.19
[22]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,972,778,877
Holdings Count | $ / shares	2,203
Advisory Fees Paid, Amount	$ 15,632,064
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,972,778,877
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,203
Total Management Fee Paid	$15,632,064
Portfolio Turnover Rate	100%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition† (% of Total Net Assets)	[23],[24]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Dynamic Asset Allocation Growth Fund
Class Name	Class Y
Trading Symbol	PAGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$79	0.73%
[25]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class Y shares of Putnam Dynamic Asset Allocation Growth Fund returned 15.41%. The Fund compares its performance to the Russell 3000 Index and the Putnam Growth Blended Benchmark†, which returned 17.41% and 14.53%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Security selection decisions within these strategies:
↑	Quantitative Large Cap Core Equity strategy
↑	Fundamental International Equity strategy
↑	Quantitative International Equity strategy

Top detractors from performance:
↓	Security selection decisions within the U.S. Large Cap Growth Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to help manage exposure to market risk, hedge prepayment and interest-rate risks and gain exposure to interest rates, which had a negative effect on performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class Y	15.41	12.70	10.74
Russell 3000 Index	17.41	15.74	14.71
Putnam Growth Blended Benchmark†	14.53	11.80	11.19
[26]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,972,778,877
Holdings Count | $ / shares	2,203
Advisory Fees Paid, Amount	$ 15,632,064
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$2,972,778,877
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,203
Total Management Fee Paid	$15,632,064
Portfolio Turnover Rate	100%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition† (% of Total Net Assets)	[27],[28]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled Subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas Nelson.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	The Putnam Growth Blended Benchmark is comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.

[3]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[4]
†	Certain categories may represent less than 0.1%.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
†	The Putnam Growth Blended Benchmark is comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.

[7]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[8]
†	Certain categories may represent less than 0.1%.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
†	The Putnam Growth Blended Benchmark is comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.

[11]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[12]
†	Certain categories may represent less than 0.1%.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	The Putnam Growth Blended Benchmark is comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.

[15]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[16]
†	Certain categories may represent less than 0.1%.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
†	The Putnam Growth Blended Benchmark is comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.

[19]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[20]
†	Certain categories may represent less than 0.1%.

[21]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[22]
†	The Putnam Growth Blended Benchmark is comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.

[23]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[24]
†	Certain categories may represent less than 0.1%.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
†	The Putnam Growth Blended Benchmark is comprised of 60% Russell 3000 Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index, 5% JPMorgan Developed High Yield Index, and 5% MSCI Emerging Markets Index.

[27]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[28]
†	Certain categories may represent less than 0.1%.